Other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Other Liabilities [Abstract]
Schedule Of Other Liabilities
Other liabilities consist of the following:

	As of March 31,
	2022		2021
Current
Accrued expenses	Rs.	20,055	Rs.	17,821
Employee benefits payable		5,662		5,607
Statutory dues payable		3,675		2,968
Deferred revenue (1)		1,235		1,052
Advance from customers		1,341		981
Others		2,024		2,059
	Rs.	33,992	Rs.	30,488
Non-current
Deferred revenue (1)	Rs.	1,597	Rs.	1,531
Others		825		812
	Rs.	2,422	Rs.	2,343

(1)	Refer to Note 22 for details of deferred revenue.